SHORT-TERM AND LONG-TERM DEBT (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2018 NOK (kr)	Jun. 30, 2018 USD ($) $ / shares Rate shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Rate	Jun. 27, 2018 USD ($)	May 31, 2018 containership	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares shares	Apr. 05, 2018 containership	Feb. 01, 2018 shares	Oct. 31, 2017 NOK (kr)	Oct. 05, 2016	Aug. 31, 2014 USD ($)	Mar. 19, 2014 NOK (kr)	Jan. 31, 2013
Debt Instrument [Line Items]
Long-term debt		$ 1,944,104,000
Long Term Debt- Fixed Interest Rate		863,126,000		$ 441,696,000
Total debt		1,944,104,000		1,522,900,000
Deferred Finance Costs, Noncurrent, Net		(27,974,000)		(18,893,000)
Less : current portion of long-term debt		(734,438,000)		(313,823,000)
Total long-term debt, non-current portion		1,181,692,000		1,190,184,000
Repayments and redemptions		63,218,000	$ 50,128,000	68,383,000
Repayments and redemptions		(132,444,000)	(67,274,000)	(179,354,000)
Drawdowns		19,000,000
Drawdowns		553,000,000	226,104,000	$ 302,104,000
Effects of foreign exchange		648,000
Year ending December 31,
2018 (remaining six months)		207,005,000
2019		600,532,000
2020		197,683,000
2021		474,447,000
2022		197,626,000
Thereafter		266,811,000
Long-term debt		$ 1,944,104,000
Weighted average interest rate (in hundredths) | Rate		4.45%		4.26%
Three month dollar LIBOR rate (in hundredths) | Rate		2.336%		1.694%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate		0.98%		0.81%
Number of container vessels | containership						4			15
Issuable under a share lending arrangement (shares) | shares								7,000,000
Equity component of convertible bond issuance, net		$ 7,905,000	0	$ 0
Book value of assets pledged under ship mortgages		1,903,000,000		1,908,000,000
Sterna Finance [Member]
Year ending December 31,
Principle debt amount		$ 320,000,000
Term of lease or charter		13 months
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Drawdowns		$ 484,000,000
$49m secured term loan facility [Member]
Debt Instrument [Line Items]
Drawdowns		$ 10,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Year ending December 31,
Shares issued on conversion of convertible debt | shares		54.0658						52.8157
Principle debt amount							$ 14,000,000	$ 150,000,000
Conversion price (in dollars per share) | $ / shares		$ 18.5000						$ 18.930
Issued shares (shares) | shares								3,765,842
Amortization of deferred charges		$ 300,000		0
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Drawdowns		69,000,000
$45m secured term loan facility [Member]
Debt Instrument [Line Items]
Drawdowns		9,000,000
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Effects of foreign exchange		648,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Year ending December 31,
Interest rate															3.25%
Debt paid in cash | kr	kr 63,200,000
Shares issued on conversion of convertible debt | shares										651,365
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		0		63,218,000
Year ending December 31,
Long-term debt		0		63,218,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt		92,867,000		92,477,000
Year ending December 31,
Long-term debt		92,867,000		92,477,000
Principle debt amount | kr														kr 900,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		225,000,000		225,000,000
Year ending December 31,
Long-term debt		$ 225,000,000		225,000,000
Interest rate		5.75%										5.75%
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 61,259,000		61,001,000
Year ending December 31,
Long-term debt		61,259,000		61,001,000
Principle debt amount | kr											kr 500,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt		164,000,000		0
Year ending December 31,
Long-term debt		164,000,000		0
Interest rate								4.875%
Sterna Finance Bridge Loan [Member] | Sterna Finance [Member]
Debt Instrument [Line Items]
Long-term debt		320,000,000		0
Year ending December 31,
Long-term debt		320,000,000		0
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long Term Debt- Floating Interest Rate		1,080,978,000		1,081,204,000
Repayments and redemptions		(69,226,000)
Effects of foreign exchange		$ 0
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Year ending December 31,
Principle debt amount													$ 101,400,000
Floating Rate Debt [Member] | US dollar 50 million secured term loan facility [Member]
Year ending December 31,
Principle debt amount					$ 50,000,000
Term of lease or charter		7 years
Additional Paid-in Capital [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Year ending December 31,
Equity component of convertible bond issuance, net		$ 7,905,000	$ 0	$ 0